Significant Accounting Policies (Details) - Schedule of Assets Measured at Fair Value - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair value measurement using input Level 2 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Derivative instruments		$ 109